Income Taxes (Components of Income Tax Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Line Items]
Tax Cuts and Jobs Act of 2017, change in income tax expense (benefit)			$ 15.5
Change in deferred tax regulatory asset/liability due to TCJA			17.0
Federal - Current	$ (45.1)	$ (22.0)	40.0
State and Local - Current	(0.1)	0.6	0.4
Total Current	(45.2)	(21.4)	40.4
Federal - Deferred	38.7	14.1	(9.6)
State and Local - Deferred	1.1	1.1	(0.1)
Total Deferred	39.8	15.2	(9.7)
Income Tax Expense (Benefit), Continuing Operations, Discontinued Operations	$ (5.4)	$ (6.2)	$ 30.7
Tax rate before change due to Tax Cuts and Jobs Act of 2017			35.00%
Tax rate after Tax Cuts and Jobs Act of 2017	21.00%
Continuing Operations [Member]
Income Taxes [Line Items]
Tax Cuts and Jobs Act of 2017, change in income tax expense (benefit)			$ (1.2)